Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2016
Basis of Presentation [Abstract]
Service Center Subsidiaries
Company Name	Jurisdiction of Incorporation	Date of Incorporation
Aegean Marine Petroleum LLC (the "UAE Service Center")	United Arab Emirates	07/26/2000
Aegean Bunkering Gibraltar Ltd. (the "Gibraltar Service Center")	Gibraltar	08/07/1997
Aegean Bunkering Jamaica Ltd. (the "Jamaica Service Center")	Jamaica	11/25/2004
Aegean Bunkering (Singapore) Pte. Ltd. (the "Singapore Service Center")	Singapore	06/07/2005
ICS Petroleum Ltd (the "Vancouver Service Center")	Canada	11/25/1985
ICS Petroleum (Montreal) Ltd (the "Montreal Service Center")	Canada	06/03/1986
Aegean Bunkering Trinidad Ltd. (the "Trinidad Service Center")	Trinidad & Tobago	02/20/2006
Aegean North West Europe NV ("ANWE", the "NW Europe Business Center")	Belgium	02/12/1986
Aegean Bunkering Combustibles Las Palmas S.A. (the "Canary Islands Service Center"	Las Palmas	04/30/2010
Aegean Bunkering Morocco SARL AU (the "Tangier Service Center")	Morocco	05/28/2010
Aegean Bunkering (USA) LLC (the "US East & West Coast Business Center")	USA	11/06/2013
Aegean Bunkering Germany BD&M GmbH (the "Hamburg Service Center")	Germany	12/02/2014
Aegean Bunkering Marine Services PTY Ltd (the "South Africa Service Center")	South Africa	10/15/2013

Service Center Subsidiaries Owning Companies
Company Name	Service/ Business center	Vessel Name	Year Built	Date Acquired
Aegean Barges NV	NW Europe	Colorado	2004	04/01/2010
Aegean North West Europe NV	NW Europe	Willem SR*	2006	04/01/2010
Aegean Barges NV	NW Europe	Texas	2003	04/01/2010
Aegean Barges NV	NW Europe	Montana	2011	05/26/2011
Aegean North West Europe NV	NW Europe	Florida*	2011	11/15/2011
Aegean Barges NV	NW Europe	New Jersey	2006	03/25/2014

Vessel Owning Subsidiaries
		Vessel Details
Company Name	Date of Incorporation	Vessel Name	Year Built	Date Acquired
Milos Shipping Pte. Ltd. ("Milos")	11/23/2006	Milos	2007	06/29/2007
Serifos Shipping Pte. Ltd. ("Serifos")	11/23/2006	Serifos	2007	11/20/2007
Kithnos Maritime Inc. ("Kithnos")	01/28/2005	Kithnos	2007	11/30/2007
Mykonos I Maritime Ltd. ("Mykonos I")	01/28/2005	Mykonos	2008	06/25/2008
Aegean Tanking S.A. (“Umnenga”)	07/12/2006	Umnenga	1993	03/23/2016
Santorini I Maritime Ltd. ("Santorini I")	01/28/2005	Santorini	2008	09/26/2008
Eton Marine Ltd. ("Eton")	12/21/2005	Patmos	2008	11/18/2008
Paros Maritime Inc. ("Paros")	01/28/2005	Paros I	2008	11/25/2008
Kimolos Shipping Pte. Ltd. ("Kimolos")	01/28/2005	Kimolos	2008	03/04/2008
Kerkyra Marine S.A.("Kerkyra")	09/26/2006	Kerkyra	2009	07/29/2009
Tasman Seaways Inc.("Kalymnos")	12/21/2005	Kalymnos	2009	02/20/2009
Paxoi Marine S.A.("Paxoi")	09/26/2006	Paxoi	2009	11/20/2009
Ithaki Marine S.A. ("Ithaki")	09/26/2006	Ithaki	2009	09/01/2009
Cephallonia Marine S.A.	09/26/2006	Kefalonia	2009	10/15/2009
ICS Petroleum Ltd. ("ICS")	05/24/1985	PT22	2001	05/29/2009
Ios Marine Inc. ("Lefkas")	02/21/2007	Lefkas	2010	03/16/2010
Andros Marine Ltd. ("Andros")	02/21/2007	Andros	2010	02/05/2010
Zakynthos Marine S.A. ("Zakynthos")	09/27/2006	Zakynthos	2010	01/20/2010
Kythira Marine S.A. ("Kythira")	09/26/2006	Kythira	2010	04/30/2010
Dilos Marine Inc. ("Dilos")	02/21/2007	Dilos	2010	05/05/2010
Benmore Services S.A. ("Benmore")	12/21/2005	Nisyros	2010	06/01/2010
Santon Limited ("Santon")	01/10/2006	Leros	2010	09/03/2010
Kassos Navigation S.A. ("Kassos")	02/14/2008	Kassos	2010	10/29/2010
Tilos Shipping Pte Ltd. ("Tilos")	02/14/2011	Tilos	2011	03/28/2011
Sifnos Marine Inc. ("Anafi")	02/21/2007	Anafi	2011	04/06/2011
Halki Navigation S.A. ("Halki")	02/14/2008	Halki	2011	07/28/2011
Aegean VII Shipping Ltd.	09/07/2005	Sikinos	2011	08/11/2011
Symi Navigation S.A.	02/14/2008	Symi	2012	04/11/2012
Amorgos Maritime Inc. ("Amorgos")	01/28/2005	Amorgos	2007	12/21/2007
ICS Petroleum Ltd. ("ICS")	05/24/1985	PT40	2014	05/01/2015
Ios Shipping Ltd.	11/14/2012	Ios I	2010	09/08/2010

Vessel Maritime Companies With Operating Vessels In Greece
		Vessel Details
Company Name	Date of Incorporation	Vessel Name	Year Built	Date Acquired

Aegean Tiffany Maritime Company	01/23/2009	Aegean Tiffany	2004	07/07/2004
Aegean Breeze Maritime Company	01/23/2009	Aegean Breeze I	2004	07/07/2004
Aegean Rose Maritime Company	12/02/2002	Aegean Rose	1988	01/21/2003
Aegean Ship III Maritime Company	06/23/2008	Aegean III	1990	07/08/2008
Aegean Ship VIII Maritime Company	06/23/2008	Aegean VIII	1989	07/08/2008
Aegean Ace Maritime Company	01/26/2009	Aegean Ace	1992	03/23/2009
Aegean Maistros Maritime Company	11/21/2007	Aegean Orion	1991	09/07/2009
Aegean Gas Maritime Company	07/24/2001	Mediterranean	1982	02/28/2010
Sealand Navigation Inc.	04/27/2011	Karpathos	2010	07/12/2010
Tinos Marine Inc. ("Syros")	02/21/2007	Syros	2008	04/21/2008
Tempest Shiptrade Ltd. ("Naxos")	05/07/2014	Naxos	2009	01/07/2009

Other Companies With Material Assets And / Or Liabilities

Company Name	Date of Incorporation	Country of Incorporation	Activity
Aegean Investments S.A. ("Aegean Investments")	11/05/2003	Marshall Islands	Holding company
Aegean Holdings S.A. ("Aegean Holdings")	02/26/2003	Marshall Islands	Holding company
Aegean Oil (USA), LLC ("Aegean USA")	04/07/2005	United States	Marketing office
Aegean Petroleum International Inc.	02/22/2008	Marshall Islands	Fuel commerce
AMPNI Holdings Co Limited ("AMPNI Holdings")	02/02/2009	Cyprus	Holding company
Aegean Caribbean Holdings Inc.	01/07/2009	Saint Lucia	Holding company
Caribbean Renewable Energy Sources Inc.	02/02/2007	British Virgin Islands	Asset owner
Aegean Oil Terminal Corporation	04/14/2008	Marshall Islands	Oil Terminal Facility owner and operator

Revisions Due To Adoption Of Accounting Policy
	Deferred charges, net	Long-term Debt
	(In thousands)
Amount as previously presented, before adoption of ASU 2015-03	$31,652	$440,765
Deferred debt issuance costs	(6,645)	(6,645

Amount as restated, after adoption of ASU 2015-03	$25,007	$434,120

Revision of Previously-Issued Financial Statements
	As of and for the year ended December 31, 2015
	As previously presented	Adjustment	As revised
CONSOLIDATED BALANCE SHEETS
Accrued and other current liabilities	$38,621	$4,639	$43,260
Total current liabilities	389,109	4,639	393,748
Retained earnings	256,271	(4,639)	251,632
Total AMPNI stockholders' equity	621,526	(4,639)	616,887
Total equity	$621,526	$(4,639)	$616,887

CONSOLIDATED STATEMENTS OF INCOME
Income taxes	$(3,446)	$(1,039)	$(4,485)
Net Income	35,880	(1,039)	34,841
Net income attributed to AMPNI shareholders	$35,880	$(1,039)	$34,841

Basic earnings per common share	$0.73	$(0.02)	$0.71
Diluted earnings per common share	$0.73	$(0.02)	$0.71

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
BALANCE, December 31, 2014/ Retained Earnings	$224,317	$(3,600)	$220,717
Net income/ Retained Earnings	35,880	$(1,039)	$34,841
BALANCE, December 31, 2015/ Retained Earnings	$256,271	(4,639)	251,632

CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash flows from operating activities:
Net income	$35,880	$(1,039)	$34,841
Increase / (Decrease) in:
Accrued and other current liabilities	$(11,091)	$1,039	$(10,052)

	For the year ended December 31, 2014
	As previously presented	Adjustment	As revised
CONSOLIDATED STATEMENTS OF INCOME
Income taxes	$(464)	$(1,500)	$(1,964)
Net Income	17,639	(1,500)	16,139
Net income attributed to AMPNI shareholders	$17,590	$(1,500)	$16,090

Basic earnings per common share	$0.37	$(0.03)	$0.34
Diluted earnings per common share	$0.37	$(0.03)	$0.34

CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash flows from operating activities:
Net income	$17,639	$(1,500)	$16,139
Increase / (Decrease) in:
Accrued and other current liabilities	$9,866	$1,500	$11,366